Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Sep. 15, 2025	Dec. 31, 2024
Goodwill [Line Items]
Good will	$ 38,948	$ 3,000	$ 35,926
Receivables exceeds carrying value	$ 65,500
December 31, 2029 [Member]
Goodwill [Line Items]
Term goodwill	5 years